Long-Term Debt, net - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Apr. 12, 2021	Dec. 31, 2020
Long-Term Debt, net
Fair value of debt adjustment			$ (9,990)
Total long-term debt	$ 438,016		1,142,035
Less: Deferred finance costs, net	(8,076)		(28,369)
Less: Current portion	(27,500)		(95,750)
Total long-term debt net of current portion and deferred finance cost	$ 402,440		$ 1,017,916
Weighted average interest rate on long-term borrowings (as a percent)	5.30%		4.40%		4.60%
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Long-term debt	$ 120,000
Credit facility	130,000
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Long-term debt	55,250
Credit facility	55,250
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility	382,500
Senior unsecured notes
Long-Term Debt, net
Long-term debt	262,766		$ 300,000
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Long-term debt			774,250
Credit facility	815,000			$ 815,000
Macquarie Bank $58 mil. Facility
Long-Term Debt, net
Long-term debt			45,600
Credit facility	58,000
SinoPac $13.3 mil. Facility
Long-Term Debt, net
Long-term debt			10,800
Credit facility	13,300
Eurobank $30.0 mil. Facility
Long-Term Debt, net
Long-term debt			$ 21,375
Credit facility	30,000
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility	382,500
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Credit facility	$ 815,000	$ 815,000